CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2015	$ 19,620	$ 3,194	$ 156,696	$ (140,270)
Balance, shares at Dec. 31, 2015		1,709,628
Exercise of warrants	0	$ 51	(51)	0
Exercise of warrants, shares		27,777
Share-based compensation related to options and RSUs issued to employees and directors	459	$ 2	457	0
Share-based compensation related to options and RSUs issued to employees and directors,shares		1,394
Net loss	(7,430)	$ 0	0	(7,430)
Balance at Jun. 30, 2016	12,649	$ 3,247	157,102	(147,700)
Balance, shares at Jun. 30, 2016		1,738,799
Balance at Dec. 31, 2016	$ 4,417	$ 3,442	157,478	(156,503)
Balance, shares at Dec. 31, 2016	1,842,704	1,842,704
Conversion of debenture	$ 873	$ 1,461	(588)	0
Conversion of debenture, shares		742,244
Share-based compensation related to options and RSUs issued to employees and directors	396	$ 1	395	0
Share-based compensation related to options and RSUs issued to employees and directors,shares		417
Share rounding related to March 2017 reverse stock split		2,721
Net loss	(4,587)	$ 0	0	(4,587)
Balance at Jun. 30, 2017	$ 1,099	$ 4,904	$ 157,285	$ (161,090)
Balance, shares at Jun. 30, 2017	2,588,086	2,588,086